Severance, Exit Costs and Asset Impairments	3 Months Ended
Mar. 31, 2014
Restructuring and Related Activities [Abstract]
Severance, Exit Costs and Asset Impairments [Text Block]

Note 10.	Severance, Exit Costs and Asset Impairments
Severance and Exit Costs Activity
For the Successor three-month transition period ended March 31, 2014, we recognized lease exit costs primarily associated with retail store closures. For the Successor year ended December 31, 2013 as well as for the Predecessor 191-day period ended July 10, 2013, unaudited three-month period ended March 31, 2013, and year ended December 31, 2012, we recognized lease exit costs associated with the decommissioning of the Nextel Platform and access exit costs related to payments that will continue to be made under our backhaul access contracts for which we will no longer be receiving any economic benefit.
For the Successor three-month transition period ended March 31, 2014 and year ended December 31, 2013 as well as the Predecessor 191-day period ended July 10, 2013, unaudited three-month period ended March 31, 2013, and year ended 2011, we also recognized severance costs associated with reductions in our work force. During December 2013, the Company recorded a $165 million severance charge associated with a workforce reduction plan in order to reduce operating costs. We incurred additional charges totaling $14 million for the Successor three-month transition period ended March 31, 2014 as certain parts of the plan were finalized. The majority of the cash payments associated with the workforce reduction plan are expected to be made by December 31, 2014.
As a result of our network modernization and the completion of the Significant Transactions (see Note 3. Significant Transactions), we expect to incur additional exit costs in the future related to the transition of our existing backhaul architecture to a replacement technology for our network and the efforts associated with the integration of our Significant Transactions, such as the evaluation of future use of the Clearwire 4G broadband network, among other initiatives. These additional exit costs are expected to range between approximately $175 million to $275 million, of which the majority are expected to be incurred through March 31, 2016.
The following provides the activity in the severance and exit costs liability included in "Accounts payable," "Accrued expenses and other current liabilities" and "Other liabilities" within the consolidated balance sheets:

	Predecessor
	December 31, 2011	Net Expense		Cash Payments and Other	December 31, 2012
	(in millions)
Lease exit costs	$58	$196	(1)	$(64)	$190
Severance costs	21	—		(10)	11
Access exit costs	—	44	(2)	(1)	43
	$79	$240		$(75)	$244
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(1)	For the year ended December 31, 2012, we recognized costs of $196 million (solely attributable to our Wireless segment).

(2)	For the year ended December 31, 2012, we recognized costs of $44 million ($21 million Wireless; $23 million Wireline) as "Cost of services and products."

	Predecessor
	December 31, 2012	Purchase Price Adjustments	Net Expense		Cash Payments and Other	July 10, 2013
	(in millions)
Lease exit costs	$190	$131	$478	(3)	$(33)	$766
Severance costs	11	—	58	(4)	(15)	54
Access exit costs	43	—	151	(5)	(5)	189
	$244	$131	$687		$(53)	$1,009
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(3)
For the 191-day period ended July 10, 2013, we recognized net costs of $478 million (solely attributable to our Wireless segment). For the unaudited three-month period ended March 31, 2013, we recognized net costs of $8 million (solely attributable to our Wireless segment).

(4)
For the 191-day period ended July 10, 2013, we recognized costs of $58 million ($55 million Wireless, and $3 million was Wireline). For the unaudited three-month period ended March 31, 2013, we recognized net costs of $17 million ($14 million Wireless, and $3 million Wireline).

(5)
Of the $151 million ($133 million Wireless; $18 million Wireline) recognized for the 191-day period ended July 10, 2013, $35 million was recognized as "Cost of services and products" and $116 million was recognized in "Severance, exit costs and asset impairments." For the unaudited three-month period ended March 31, 2013, we recognized $7 million ($4 million Wireless; $3 million Wireline) all as "Cost of services and products."

	Successor
	July 11, 2013		Net Expense		Cash Payments and Other	December 31, 2013
	(in millions)
Lease exit costs	$933	(6)	$56	(7)	$(225)	$764
Severance costs	54		219	(8)	(48)	225
Access exit costs	189	(6)	53	(9)	(93)	149
	$1,176		$328		$(366)	$1,138
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(6)	The July 11, 2013 opening balance takes into account purchase price adjustments as it relates to the SoftBank Merger.

(7)	For the year ended December 31, 2013, we recognized costs of $56 million ($54 million Wireless, $2 million Wireline).

(8)	For the year ended December 31, 2013, we recognized costs of $219 million ($191 million Wireless, $28 million Wireline).

(9)
For the year ended December 31, 2013, $19 million (solely attributable to Wireline) was recognized as "Cost of services and products" and $34 million (solely attributable to Wireless) was recognized in "Severance, exit costs and assets impairments."

	Successor
	December 31, 2013	Net Expense		Cash Payments and Other	March 31, 2014
	(in millions)
Lease exit costs	$764	$11	(10)	$(125)	$650
Severance costs	225	14	(11)	(42)	197
Access exit costs	149	31	(12)	(56)	124
	$1,138	$56		$(223)	$971
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(10)	For the three-month transition period ended March 31, 2014, we recognized costs of $11 million (solely attributable to Wireless).

(11)	For the three-month transition period ended March 31, 2014, we recognized costs of $14 million ($12 million Wireless, $2 million Wireline).

(12)
For the three-month transition period ended March 31, 2014, $4 million (solely attributable to Wireline) was recognized as "Cost of services and products" and $27 million (solely attributable to Wireless) was recognized in "Severance, exit costs and assets impairments."

Asset Impairments
We recorded asset impairments of $75 million for the Successor three-month transition period ended March 31, 2014 and $102 million and $78 million for the Predecessor years ended December 31, 2012 and 2011, respectively. For the Successor three-month transition period ended March 31, 2014, and the Predecessor year ended December 31, 2011, asset impairments were recorded primarily due to network equipment assets that were no longer necessary as a result of changes in management's strategic plans. Asset impairments in the year ended December 31, 2012 consisted of $18 million of assets associated with a decision to utilize fiber backhaul, which we expect to be more cost effective, rather than microwave backhaul, $66 million of capitalized assets that we no longer intend to deploy as a result of the termination of the spectrum hosting arrangement with LightSquared, and $18 million related to network asset equipment ($13 million Wireless; $5 million Wireline) that is no longer necessary for management's strategic plans. There were no significant asset impairments recorded during any of the other periods presented in the consolidated statements of comprehensive loss.